Principal Activities, Organization and Basis of Presentation - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions			12 Months Ended
	Nov. 16, 2017	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2013	Apr. 30, 2012	Dec. 01, 2011	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2004	Dec. 31, 2003	Sep. 10, 2002
Chengdu E-store Technology Co., Ltd [member]
Disclosure of general information about financial statements (line items]
Percentage of equity interest disposed		100.00%
Consideration for the disposal		¥ 251
cash received from disposal of a subsidiary	¥ 249		¥ 2	¥ 184
Anhui Telecom Company Limited, Fujian Telecom Company Limited, Jiangxi Telecom Company Limited, Guangxi Telecom Company Limited, Chongqing Telecom Company Limited and Sichuan Telecom Company Limited [member]
Disclosure of general information about financial statements (line items]
Percentage of equity interest acquired												100.00%
Total purchase price for acquiring equity interests												¥ 46,000
Hubei Telecom Company Limited, Hunan Telecom Company Limited, Hainan Telecom Company Limited, Guizhou Telecom Company Limited, Yunnan Telecom Company Limited, Shaanxi Telecom Company Limited, Gansu Telecom Company Limited, Qinghai Telecom Company Limited, Ningxia Telecom Company Limited and Xinjiang Telecom Company Limited [member]
Disclosure of general information about financial statements (line items]
Percentage of equity interest acquired											100.00%
Total purchase price for acquiring equity interests											¥ 27,800
China Telecom Group Beijing Corporation [member]
Disclosure of general information about financial statements (line items]
Percentage of equity interest acquired									100.00%
Total purchase price for acquiring equity interests									¥ 5,557
Digital Trunking Business from Besttone Holding Co., Ltd., a Subsidiary of China Telecommunications Corporation [member]
Disclosure of general information about financial statements (line items]
Total purchase price for acquiring equity interests							¥ 48
China Telecom (Europe) Limited [member]
Disclosure of general information about financial statements (line items]
Percentage of equity interest acquired						100.00%
Total purchase price for acquiring equity interests						¥ 278
E-commerce business and video media business from China Telecommunications Corporation and its subsidiaries [member]
Disclosure of general information about financial statements (line items]
Total purchase price for acquiring equity interests								¥ 61
China Telecom System Integration Co., Ltd., China Telecom Global Limited and China Telecom (Americas) Corporation [member]
Disclosure of general information about financial statements (line items]
Percentage of equity interest acquired										100.00%
Total purchase price for acquiring equity interests										¥ 1,408
Satcom Business [member]
Disclosure of general information about financial statements (line items]
Total purchase price for acquiring equity interests				¥ 70
Shaanxi Zhonghe Hengtai Insurance Agent Limited [member]
Disclosure of general information about financial statements (line items]
Percentage of equity interest acquired				100.00%
Total purchase price for acquiring equity interests				¥ 17
Domestic shares [member]
Disclosure of general information about financial statements (line items]
Number of shares issued on the date of incorporation													68,317
Par value per share of shares issued on the date of incorporation			¥ 1.00		¥ 1.00								¥ 1.00